Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments
January 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 94.12%
Argentina — 2.43%
Globant S.A.(a)	30,936	$6,599,268

Brazil — 6.03%
Armac Locacao Logistica	1,985,900	1,674,790
BR Advisory Partners	1,211,300	2,832,541
Grupo Mateus SA(a)	3,561,100	4,032,721
Locaweb Servicos de Internet S(a)(b)(c)	2,050,300	1,178,454
Raia Drogasil S.A.	526,308	1,926,681
Track & Field Co SA	500,800	819,846
Vinci Partners Invest Ltd	182,603	1,878,985
XP, Inc., Class A(a)	147,973	2,019,831
		16,363,849
China — 14.94%
Adicon Holdings Ltd(a)	1,578,100	1,409,587
Angelalign Technology, Inc.	202,600	1,419,647
ANTA Sports Products Ltd.	453,500	4,804,439
Beijing Huafeng Test & Control	98,100	1,704,746
Centre Testing Int	1,245,500	2,121,440
Chaoju Eye Care Holdings Ltd	4,540,000	1,759,588
DPC Dash LTD.	102,400	1,042,129
Man Wah Holdings Limited(a)	4,372,600	2,648,683
ManpowerGroup Greater China Lt(a)(c)	1,494,050	776,548
Proya Cosmetics Co Ltd	153,820	1,773,532
Shanghai Hanbell Precise Machi	884,000	2,205,519
Shenzhen Mindray Bio-Medical Electronics Co.	66,100	2,118,642
Silergy Corp	848,288	10,111,531
Suofeiya Home Collection Co., Ltd., Class A	877,300	1,981,902
TK Group Holdings Ltd(b)(c)	5,901,617	1,469,336
Yum China Holdings Inc	70,300	3,184,772
		40,532,041
Colombia — 0.33%
Parex Resources, Inc.(a)	94,051	896,075

Czech Republic — 0.55%
CTP NV(a)	90,261	1,500,763

Greece — 1.40%
Sarantis SA	320,579	3,788,329

Hong Kong — 4.58%
Plover Bay Tech(c)	9,566,000	5,941,882
Techtronic Industries Co Limited(a)	483,600	6,491,816
		12,433,698
India — 12.29%
Bajaj Finance Ltd	24,160	2,198,303
Cera Sanitaryware Ltd	18,118	1,398,308
City Union Bank Ltd	1,267,053	2,539,966
Five-Star Business(a)	274,828	2,503,147
GHCL Limited(a)	160,000	1,349,741
Gulf Oil Lubricants India Ltd.	270,796	3,191,070
Home First Finance Co India Lt(a)(b)(c)	226,876	2,607,411
Indigo Paints Ltd	165,285	2,416,918
Jupiter Life Line Hospitals Lt(a)	80,795	1,518,852
Likhitha Infrastructure Ltd(a)	257,257	947,426
	Shares	Fair Value
COMMON STOCKS — 94.12% (continued)
India — 12.29% (continued)
LT Foods Ltd	846,851	$3,812,117
Mankind Pharma Ltd.(a)(b)	49,643	1,395,120
Motherson Sumi Wiring India Ltd	3,851,901	2,494,902
Prudent Corporate Advisory Ser(a)	13,065	306,349
SJS Enterprises Ltd(a)	373,843	4,261,511
Supriya Lifescience Ltd(a)	50,509	419,706
		33,360,847
Indonesia — 4.92%
Aspirasi Hidup Indonesia P.T.	54,890,900	2,576,326
Arwana Citramulia Tbk P.T.	41,025,200	1,547,978
Metrodata Electronics Tbk	89,301,500	3,095,610
Selamat Sempurna Tbk PT	29,476,800	3,192,009
Ultrajaya Milk Industry & Trad	30,894,100	2,947,440
		13,359,363
Malaysia — 1.29%
Bermaz Auto Bhd	240,000	68,956
Frontken Corporation Bhd.(a)	1,806,700	1,528,902
Mr D.I.Y. Group Berhad	5,039,500	1,900,418
		3,498,276
Mexico — 7.33%
Arca Continental S.A.B. de C.V.	488,100	4,447,167
BBB Foods Inc(a)	68,399	2,121,737
Corp Inmobiliaria Vesta S.A.B. de C.V. – ADR(a)	90,516	2,375,140
Corporativo Fragua SAB de CV(a)	48,400	1,322,149
Grupo Cementos de Chihuahua, S.A.B. de C.V(a)	190,500	1,759,860
Grupo Financiero Banorte SAB de CV	235,800	1,636,975
Grupo Rotoplas SAB de CV(a)	723,541	621,936
Regional SAB de cv(a)	664,900	4,334,770
Wal-Mart de Mexico SAB de CV	484,300	1,261,729
		19,881,463
Philippines — 2.78%
Century Pacific Food, Inc.	3,757,700	2,357,407
Philippine Seven Corp(a)	1,582,100	1,777,899
Puregold Price Club Inc	5,245,800	2,217,926
Wilcon Depot Inc	8,235,100	1,184,095
		7,537,327
Poland — 4.39%
Auto Partner SA	505,712	2,273,198
Dino Polska SA(a)(b)(c)	52,347	5,796,310
Inter Cars SA	26,895	3,855,653
		11,925,161
Singapore — 3.60%
iFast Corporation(a)	990,100	5,442,151
Riverstone Holdings Ltd.(a)	2,733,600	2,051,663
Venture Corp Ltd.(a)	245,900	2,287,055
		9,780,869
South Africa — 0.44%
Italtile Limited	1,829,602	1,204,626

South Korea — 7.57%
APR Corp/Korea(a)	45,845	1,454,328
Coupang Inc(a)	56,205	1,321,380
Eo Technics Co Ltd(a)	22,189	2,186,341
FNS Tech Co Ltd(a)	209,673	1,517,440

Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments
January 31, 2025 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 94.12% (continued)
South Korea — 7.57% (continued)
HPSP Company Ltd.	67,925	$1,424,850
iFamilySC Co Ltd(a)	110,325	1,863,534
Innox Advanced Materials	62,025	1,154,156
Kinx Inc.	48,973	2,444,665
LEENO Industrial Inc.(a)	26,282	3,870,918
SOLUM Co Ltd(a)	161,941	2,096,025
Tokai Carbon Korea Co Ltd(a)	24,086	1,220,532
		20,554,169
Taiwan — 12.22%
91APP Inc	598,000	1,596,118
Acer E-Enabling Service Busine	325,000	2,587,580
Allied Supreme Corporation	154,000	1,363,907
Asia Vital Components Co., Ltd.	149,000	2,616,651
ASPEED Technology, Inc.	23,000	2,476,494
Gem Services Inc	765,000	1,633,485
M3 Technology Inc	515,000	1,679,178
Realtek Semiconductor Corporation(a)	160,000	2,630,270
Sinbon Electronics Co., Limited(a)	848,000	6,867,334
Sporton International, Inc.(a)	1,139,805	6,983,337
Voltronic Power Technology(a)	47,108	2,721,891
		33,156,245
Thailand — 1.14%
Humanica PCL	8,383,900	1,749,852
Sappe PCL(a)	821,000	1,336,817
		3,086,669
Vietnam — 5.89%
Asia Commercial Bank JSC	3,660,565	3,702,187
FPT Corp	894,609	5,475,086
Hoa Phat Group(a)	1,494,500	1,583,043
Vietnam Technological & Comm Joint-stock Bank(a)	5,285,138	5,218,718
		15,979,034
Total Common Stocks (Cost $222,356,303)		255,438,072

Total Common Stocks/ Investments — 94.12%
(Cost $222,356,303)		255,438,072

Other Assets in Excess of Liabilities — 5.88%		15,963,161

NET ASSETS — 100.00%		$271,401,233

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025, these securities had a total aggregate market value of $12,446,631, representing 4.59% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2025, these securities had a total aggregate market value of $17,769,941 representing 6.55% of net assets.

Sector Composition (January 31, 2025)
Technology	25.7%
Consumer Discretionary	17.9%
Consumer Staples	14.8%
Financials	11.7%
Industrials	10.7%
Materials	4.3%
Health Care	3.9%
Communications	3.4%
Real Estate	1.4%
Energy	0.3%
Other Assets in Excess of Liabilities	5.9%
Total	100%

Industry Composition (January 31, 2025)
Banks	6.4%
Food & Drug Stores	6.3%
Electronics Components	6.1%
It Services	5.4%
Auto Parts	4.5%
Other Commercial Support Services	3.9%
Packaged Food	3.4%
Home Products Stores	3.1%
Semiconductor Devices	3.0%
Personal Care Products	2.6%
Technology Distributors	2.5%
Semiconductor Mfg	2.5%
Internet Media & Services	2.4%
Other Machinery & Equipment	2.4%
Communications Equipment	2.2%
Non-Alcoholic Beverages	2.1%
Specialty Chemicals	2.1%
Specialty Apparel Stores	1.8%
Furniture	1.7%
Restaurants	1.6%
Industrial Owners & Developers	1.4%
Automotive Wholesalers	1.4%
Consumer Elec & Applc Whslrs	1.1%
Institutional Brokerage	1.0%
Electrical Components	1.0%
Mortgage Finance	1.0%
Consumer Electronics	1.0%
Other Industries (each less than 1%)	20.2%
Other Assets in Excess of Liabilities	5.9%
Total	100%